Other operating expenses - Summary of Cumulative Number of Shares Allocated (Parenthetical) (Detail) - Long Term Incentive And Variable Compensation Identified Staff Performance Year Two Thousand And Twenty Four [Member]
12 Months Ended
Dec. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Shares Remain Conditionally Granted	795,239
Number of shares allocated	1,511,212